Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Present Summary Information of Operations by Geographical Area

The following tables present summary information of operations by geographical area for the year ended December 31, 2024.

	For the Year Ended December 31, 2024
	United States and	Asia-	Europe, Middle East	Latin
	Canada	Pacific	and Africa	America	Total
Membership and top-up streaming services revenue	$13,427,900	$11,645,300	$4,399,700	$2,113,900	$31,586,800
Online advertising services	-	3,698,500	-	-	3,698,500
Content licensing	-	898,700	-	-	898,700
Total	$13,427,900	$16,242,500	$4,399,700	$2,113,900	$36,184,000